Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 11.4%

Security	Principal Amount (000's omitted)	Value
AASET US, Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)	$427	$ 278,170
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	2,068	2,100,998
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	5,732	5,602,731
Conn's Receivables Funding, LLC:
Series 2019-A, Class B, 4.36%, 10/16/23(1)	979	982,502
Series 2020-A, Class B, 4.27%, 6/16/25(1)	2,800	2,813,319
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,219	1,298,830
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,624	2,765,131
ExteNet, LLC:
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	1,195	1,222,789
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	2,160	2,204,521
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	661	663,464
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,385	1,332,840
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	1,810	1,864,860
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	3,367	3,347,187
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	725	781,841
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	2,620	2,698,410
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,144	1,229,333
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	441	353,022
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	201	99,405
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	1,685	1,731,438
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	187	196,533
Series 2020-1A, Class D, 6.91%, 4/20/46(1)	620	637,900
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	4,643	4,646,828
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,549	2,413,688
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	61	61,237
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	653	669,437
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	1,397	1,429,574
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	5,835	6,255,268
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	552	544,152
Security	Principal Amount (000's omitted)	Value
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	$282	$ 280,193
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,044	1,065,257
Sonic Capital, LLC:
Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,903	4,186,243
Series 2020-1A, Class A2II, 4.336%, 1/20/50(1)	1,507	1,644,971
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,604	9,236,482
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	720	749,453
Sunnova Helios II Issuer, LLC, Series 2018-1A, Class B, 7.71%, 7/20/48(1)	1,082	1,087,002
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	1,020	1,030,997
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	494	522,055
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	1,625	1,671,031
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(1)	1,055	1,081,213
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,445	1,516,255
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,572,280
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	748	560,454
Series 2020-A, Class C, 6.657%, 3/15/45(1)	483	261,178
Total Asset-Backed Securities (identified cost $76,192,607)		$77,690,472

Collateralized Mortgage Obligations — 3.9%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2020-4A, Class M2A, 2.75%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$3,606	$ 3,626,442
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.648%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	838	850,194
Series 2019-DNA2, Class M2, 2.598%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	2,104	2,099,274
Series 2019-DNA3, Class M2, 2.198%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	2,108	2,097,251
Series 2020-DNA4, Class M2, 3.898%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	1,180	1,193,449
Series 2020-DNA5, Class M2, 2.877%, (SOFR + 2.80%), 10/25/50(1)(2)	1,055	1,068,866
Series 2020-DNA6, Class B1, 3.077%, (SOFR + 3.00%), 12/25/50(1)(2)	900	905,209

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.748%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	$3,237	$ 3,161,721
Series 2014-C03, Class 1M2, 3.148%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,256	1,235,300
Series 2017-C05, Class 1M2, 2.348%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	3,614	3,614,813
Series 2017-C06, Class 1M2, 2.798%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	626	629,454
Series 2018-C06, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	845	841,456
Series 2018-R07, Class 1M2, 2.548%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	427	427,783
Series 2019-R02, Class 1M2, 2.448%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	1,169	1,168,268
Series 2019-R05, Class 1M2, 2.148%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	921	920,632
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(3)	1,644	1,651,604
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	1,210	1,226,701
Total Collateralized Mortgage Obligations (identified cost $26,357,113)		$26,718,417

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$11,165	$ 9,130,834
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,545	3,351,701
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.398%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	480	451,157
Series 2020-01, Class M10, 3.898%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,170	2,128,702
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)(4)	2,485	855,465
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)	1,120	226,148
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.259%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	8,492	7,238,983
Series 2019-BPR, Class C, 3.209%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	3,045	2,240,964
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.309%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	1,481	1,468,796
Series 2017-MTL6, Class E, 3.409%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	3,210	3,167,917
Security	Principal Amount (000's omitted)	Value
RETL Trust, Series 2019-RVP, Class B, 1.709%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	$19	$ 19,028
Total Commercial Mortgage-Backed Securities (identified cost $36,706,993)		$ 30,279,695

Common Stocks — 0.4%

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
NextEra Energy Partners, L.P.	37,000	$ 2,480,850
Total Common Stocks (identified cost $2,367,878)		$ 2,480,850

Convertible Bonds — 0.9%

Security	Principal Amount (000's omitted)	Value
Technology — 0.9%
ams AG, 0.875%, 9/28/22(5)	$2,000	$ 1,878,560
Western Digital Corp., 1.50%, 2/1/24	4,333	4,328,433
Total Convertible Bonds (identified cost $6,032,287)		$ 6,206,993

Corporate Bonds — 65.4%

Security	Principal Amount (000's omitted)*	Value
Basic Materials — 0.5%
Ecolab, Inc., 2.125%, 8/15/50	1,957	$ 1,877,098
Yara International ASA, 3.148%, 6/4/30(1)	1,233	1,336,497
		$ 3,213,595
Communications — 6.1%
AT&T, Inc.:
3.10%, 2/1/43	3,300	$ 3,348,161
3.30%, 2/1/52	1,778	1,762,943
3.55%, 9/15/55(1)	7,627	7,601,501
4.90%, 6/15/42	1,500	1,871,130
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,960	9,513,581
Comcast Corp., 2.45%, 8/15/52	3,663	3,568,262
Discovery Communications, LLC, 5.20%, 9/20/47	3,295	4,292,445
NBCUniversal Media, LLC, 4.45%, 1/15/43	2,800	3,669,432

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Communications (continued)
T-Mobile USA, Inc.:
2.25%, 11/15/31(1)	516	$ 530,559
2.55%, 2/15/31(1)	2,240	2,354,957
4.50%, 4/15/50(1)	2,560	3,162,266
		$ 41,675,237
Consumer, Cyclical — 7.2%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	392	$ 297,836
5.25%, 1/15/24	1,138	970,158
Aptiv PLC, 5.40%, 3/15/49	4,153	5,188,694
Azul Investments, LLP, 5.875%, 10/26/24(1)(6)	2,770	2,595,518
Delta Air Lines, Inc.:
3.625%, 3/15/22	4,585	4,718,259
7.375%, 1/15/26	3,042	3,477,101
Ford Motor Co., 4.75%, 1/15/43	2,483	2,535,764
Ford Motor Credit Co., LLC:
1.296%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	1,850	1,804,418
2.979%, 8/3/22	8,500	8,652,575
3.087%, 1/9/23	833	849,094
4.14%, 2/15/23	1,850	1,910,125
Macy's Retail Holdings, LLC:
3.625%, 6/1/24	6,300	6,006,420
3.875%, 1/15/22	1,273	1,269,817
Nordstrom, Inc.:
4.375%, 4/1/30	2,821	2,784,099
5.00%, 1/15/44	3,847	3,612,118
Penske Automotive Group, Inc., 3.50%, 9/1/25	357	363,248
Tesla, Inc., 5.30%, 8/15/25(1)	1,842	1,922,587
		$48,957,831
Consumer, Non-cyclical — 5.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	732	$779,316
4.25%, 11/1/29(1)	2,166	2,376,838
Block Financial, LLC, 3.875%, 8/15/30	3,112	3,362,718
Centene Corp.:
3.375%, 2/15/30	1,171	1,233,830
4.25%, 12/15/27	1,068	1,134,552
4.625%, 12/15/29	1,226	1,362,705
CVS Health Corp., 5.05%, 3/25/48	3,611	4,894,335
CVS Pass-Through Trust, 6.036%, 12/10/28	2,065	2,399,034
Ford Foundation (The), 2.415%, 6/1/50	1,695	1,732,737
Kraft Heinz Foods Co., 4.375%, 6/1/46	7,301	7,899,599
Security	Principal Amount (000's omitted)*	Value
Consumer, Non-cyclical (continued)
Royalty Pharma PLC:
3.30%, 9/2/40(1)	1,841	$ 1,938,576
3.55%, 9/2/50(1)	2,772	2,964,273
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	238	252,269
5.20%, 4/1/29(1)	1,625	1,935,599
		$ 34,266,381
Energy — 2.1%
NuStar Logistics, L.P.:
4.75%, 2/1/22	2,929	$2,980,258
5.625%, 4/28/27	1,077	1,149,498
6.375%, 10/1/30	1,510	1,713,359
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	3,583	3,841,729
5.00%, 1/31/28(1)	4,269	4,804,866
		$14,489,710
Financial — 29.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.625%, 10/15/27(6)	3,236	$3,667,207
6.50%, 7/15/25	2,656	3,177,015
Affiliated Managers Group, Inc., 3.30%, 6/15/30	4,003	4,351,601
Air Lease Corp., 2.875%, 1/15/26	2,221	2,351,763
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	2,862	2,895,986
Aon Corp., 2.80%, 5/15/30	1,313	1,433,993
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	2,114	2,231,444
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	2,800	2,996,028
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(1)(7)(8)	495	562,449
8.375% to 10/14/30(1)(7)(8)	1,195	1,428,336
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28(1)(7)	1,935	2,127,291
Banco Santander S.A., 3.80%, 2/23/28	2,460	2,786,796
Bank of America Corp.:
1.898% to 7/23/30, 7/23/31(7)	3,250	3,284,565
2.676% to 6/19/40, 6/19/41(7)	7,757	8,094,229
Series Z, 6.50% to 10/23/24(7)(8)	1,430	1,637,350
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(7)	2,123	2,407,145
BankUnited, Inc., 5.125%, 6/11/30	4,255	4,987,428
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)	5,847	6,308,913
BNP Paribas S.A., 1.904% to 9/30/27, 9/30/28(1)(7)	4,770	4,876,454
Brookfield Finance, Inc., 4.70%, 9/20/47	2,500	3,163,741
Capital One Financial Corp., 3.75%, 7/28/26	8,500	9,641,450
Charles Schwab Corp. (The):
4.00% to 12/1/30(7)(8)	3,211	3,395,632

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Financial (continued)
Charles Schwab Corp. (The): (continued)
Series G, 5.375% to 6/1/25(7)(8)	1,524	$ 1,701,165
Citigroup, Inc.:
4.00% to 12/10/25(7)(8)	2,510	2,582,163
4.075% to 4/23/28, 4/23/29(7)	2,425	2,844,855
4.125%, 7/25/28	1,530	1,790,284
4.60%, 3/9/26	2,150	2,521,692
Citizens Financial Group, Inc., 2.638%, 9/30/32(1)	1,996	2,115,451
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(7)	1,952	2,147,446
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(7)	3,504	3,523,015
Discover Bank:
3.45%, 7/27/26	2,745	3,071,521
4.682% to 8/9/23, 8/9/28(7)	2,672	2,842,514
Discover Financial Services, 6.125% to 6/23/25(7)(8)	2,508	2,837,175
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)	1,438	1,499,115
5.25%, 7/15/24(1)	3,000	3,125,940
6.00%, 4/15/25(1)	193	206,751
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	4,752	4,983,660
5.00%, 7/15/28(1)	763	811,550
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(7)	1,530	1,666,247
2.956% to 5/13/30, 5/13/31(7)	1,386	1,521,259
4.203% to 7/23/28, 7/23/29(7)	2,600	3,110,243
Series S, 6.75% to 2/1/24(7)(8)	4,327	4,859,293
Kemper Corp., 2.40%, 9/30/30(6)	1,991	2,030,103
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	2,450	2,734,611
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)	1,642	1,735,396
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	1,776	1,947,123
MetLife, Inc., 4.05%, 3/1/45	1,850	2,372,078
Morgan Stanley, Series J, 4.047%, (3 mo. USD LIBOR + 3.81%) to 4/15/21(2)(8)	1,935	1,925,885
Nationwide Building Society:
4.00%, 9/14/26(1)	2,435	2,720,432
4.125% to 10/18/27, 10/18/32(1)(7)	1,400	1,531,851
Newmark Group, Inc., 6.125%, 11/15/23	3,997	4,349,772
Radian Group, Inc.:
4.875%, 3/15/27	6,065	6,675,745
6.625%, 3/15/25	1,344	1,524,600
Regions Financial Corp., 5.75% to 6/15/25(6)(7)(8)	1,630	1,819,895
Santander UK Group Holdings PLC, 1.532% to 8/21/25, 8/21/26(7)	4,317	4,386,031
SITE Centers Corp., 3.625%, 2/1/25	3,000	3,118,904
Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Societe Generale S.A.:
1.488% to 12/14/25, 12/14/26(1)(7)		3,400	$ 3,431,081
5.375% to 11/18/30(1)(7)(8)		1,859	1,975,875
Standard Chartered PLC, 6.00% to 7/26/25(1)(7)(8)		2,173	2,327,826
Stifel Financial Corp., 4.00%, 5/15/30		3,254	3,723,626
Synchrony Financial, 4.50%, 7/23/25		1,263	1,421,719
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(7)		2,150	2,177,985
4.00% to 10/29/25, 10/29/30(7)		2,376	2,516,597
Synovus Financial Corp.:
3.125%, 11/1/22		2,262	2,349,598
5.90% to 2/7/24, 2/7/29(7)		1,589	1,713,913
Truist Financial Corp., 5.10% to 3/1/30(7)(8)		3,231	3,699,527
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(7)		995	1,096,590
5.861% to 6/19/27, 6/19/32(1)(7)		2,100	2,368,428
VEREIT Operating Partnership, L.P., 2.20%, 6/15/28		928	949,741
Visa, Inc., 2.00%, 8/15/50		2,390	2,282,709
Welltower, Inc., 2.75%, 1/15/31		1,245	1,329,356
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(7)		2,216	2,285,605
			$202,090,757
Industrial — 5.6%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		3,005	$3,525,299
Cemex SAB de CV, 7.375%, 6/5/27(1)		548	624,309
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	1,109	1,272,844
FedEx Corp., 4.55%, 4/1/46		3,625	4,663,751
Flowserve Corp., 3.50%, 10/1/30		1,561	1,666,723
Jabil, Inc.:
3.00%, 1/15/31		6,070	6,467,453
3.60%, 1/15/30		1,729	1,926,008
Johnson Controls International PLC, 4.625%, 7/2/44		1,275	1,685,236
nVent Finance S.a.r.l.:
3.95%, 4/15/23		1,094	1,152,671
4.55%, 4/15/28		4,750	5,164,952
Owens Corning:
3.95%, 8/15/29		1,607	1,854,465
4.30%, 7/15/47		1,391	1,674,804
4.40%, 1/30/48		1,540	1,857,757
Valmont Industries, Inc., 5.00%, 10/1/44		4,100	4,758,189
			$38,294,461
Technology — 3.7%
DXC Technology Co.:
4.00%, 4/15/23		1,274	$1,355,979

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Technology (continued)
DXC Technology Co.: (continued)
4.125%, 4/15/25	2,062	$ 2,280,771
4.75%, 4/15/27	6,224	7,128,522
Microsoft Corp., 2.525%, 6/1/50	2,800	2,952,884
Oracle Corp., 3.60%, 4/1/40	1,800	2,110,705
Seagate HDD Cayman, 5.75%, 12/1/34	8,113	9,571,434
		$ 25,400,295
Utilities — 5.4%
AES Corp. (The), 2.45%, 1/15/31(1)	4,947	$5,015,179
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	1,953	2,096,428
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,629	1,868,673
Duquesne Light Holdings, Inc., 2.532%, 10/1/30(1)	1,573	1,629,597
Enel Finance International NV, 3.625%, 5/25/27(1)	2,669	3,031,771
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,460	3,754,100
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	136	145,690
4.50%, 9/15/27(1)	6,428	7,210,738
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	1,162	1,198,463
Northern States Power Co., 2.60%, 6/1/51	3,800	4,029,809
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	420	444,219
Sempra Energy, 4.875% to 10/15/25(7)(8)	3,035	3,251,244
Terraform Global Operating, LLC, 6.125%, 3/1/26(1)	2,795	2,867,838
		$36,543,749
Total Corporate Bonds (identified cost $412,464,375)		$444,932,016

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(10)	$1,500	$ 1,445,970
Total High Social Impact Investments (identified cost $1,500,000)		$ 1,445,970

Preferred Stocks — 2.8%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp., Series F, 6.125% to 4/15/25(7)	142,500	$ 3,404,325
		$ 3,404,325
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(7)	213,932	$ 3,846,497
		$ 3,846,497
Real Estate Management & Development — 1.0%
Brookfield Property Partners, L.P.:
Series A, 5.75%	73,000	$ 1,562,200
Series A2, 6.375%	226,000	5,240,940
		$ 6,803,140
Wireless Telecommunication Services — 0.7%
United States Cellular Corp.:
5.50%	109,600	$2,763,016
6.25%	87,200	2,315,160
		$5,078,176
Total Preferred Stocks (identified cost $20,501,234)		$19,132,138

Senior Floating-Rate Loans — 3.9%(11)

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,250	$ 1,226,970
		$ 1,226,970
Business Equipment and Services — 0.2%
CCC Information Services, Inc., Term Loan, 4/29/24(12)	$1,623	$ 1,621,817
		$ 1,621,817
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$1,866	$ 1,866,407
		$ 1,866,407
Electronics/Electrical — 1.3%
Banff Merger Sub, Inc., Term Loan, 10/2/25(12)	$1,664	$1,660,672
Go Daddy Operating Company, LLC, Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 2/15/24	652	651,033
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,451	1,455,963
MA FinanceCo., LLC, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	203	200,652
Seattle Spinco, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,371	1,355,052

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SolarWinds Holdings, Inc., Term Loan, 2.897%, (1 mo. USD LIBOR + 2.75%), 2/5/24	$461	$ 441,797
SS&C European Holdings S.a.r.l., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	463	458,138
SS&C Technologies, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 4/16/25	607	601,715
Ultimate Software Group, Inc. (The), Term Loan, 5/4/26(12)	1,664	1,665,664
		$ 8,490,686
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$645	$ 640,494
		$ 640,494
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(13)	$1,661	$1,655,291
		$1,655,291
Insurance — 0.6%
Asurion, LLC:
Term Loan, 12/23/26(12)	$890	$882,769
Term Loan, 3.147%, (1 mo. USD LIBOR + 3.00%), 11/3/23	1,863	1,857,338
USI, Inc., Term Loan, 5/16/24(12)	1,659	1,638,792
		$4,378,899
Leisure Goods/Activities/Movies — 0.2%
Bombardier Recreational Products, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,153	$1,141,976
		$1,141,976
Lodging and Casinos — 0.0%(14)
ESH Hospitality, Inc., Term Loan, 2.147%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$239	$236,455
		$236,455
Super Retail — 0.2%
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/11/22	$1,633	$1,632,890
		$1,632,890
Telecommunications — 0.6%
CenturyLink, Inc., Term Loan, 2.397%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$1,675	$1,658,045
Level 3 Financing, Inc., Term Loan, 1.897%, (1 mo. USD LIBOR + 1.75%), 3/1/27	412	405,955
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Ziggo Financing Partnership, Term Loan, 2.659%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$1,680	$ 1,668,450
		$ 3,732,450
Total Senior Floating-Rate Loans (identified cost $26,712,302)		$ 26,624,335

Taxable Municipal Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.3%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.984%, 6/1/33	$1,000	$ 1,072,380
3.034%, 6/1/34	720	769,119
		$ 1,841,499
Water and Sewer — 0.1%
San Diego County Water Authority, CA, Green Bonds, 1.951%, 5/1/34	$1,120	$ 1,140,462
		$ 1,140,462
Total Taxable Municipal Obligations (identified cost $2,840,000)		$ 2,981,961

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$3,166	$ 2,993,354
1.375%, 11/15/40	647	638,761
1.375%, 8/15/50	1,530	1,430,072
U.S. Treasury Notes:
0.125%, 12/31/22	9,153	9,153,358
0.625%, 5/15/30	4,225	4,128,617
0.625%, 8/15/30	1,691	1,647,932
0.875%, 11/15/30(6)	5,782	5,760,318
Total U.S. Treasury Obligations (identified cost $25,952,938)		$25,752,412

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.3%
Other — 3.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(15)	23,520,328	$ 23,522,680
Total Other (identified cost $23,522,680)		$ 23,522,680
Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(16)	5,624,572	$ 5,624,572
Total Securities Lending Collateral (identified cost $5,624,572)		$ 5,624,572
Total Short-Term Investments (identified cost $29,147,252)		$ 29,147,252
Total Investments — 101.8% (identified cost $666,774,979)		$693,392,511
Other Assets, Less Liabilities — (1.8)%		$(12,551,296)
Net Assets — 100.0%		$680,841,215

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $257,543,118 or 37.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2020.
(3)	Step coupon security. Interest rate represents the rate in effect at December 31, 2020.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2020.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2020, the aggregate value of these securities is $1,878,560 or 0.3% of the Fund's net assets.
(6)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $7,268,357 and the total market value of the collateral received by the Fund was $7,467,339, comprised of cash of $5,624,572 and U.S. government and/or agencies securities of $1,842,767.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated company.
(10)	Restricted security. Total market value of restricted securities amounts to $1,445,970, which represents 0.2% of the net assets of the Fund as of December 31, 2020.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after December 31, 2020, at which time the interest rate will be determined.
(13)	The stated interest rate represents the weighted average interest rate at December 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	Amount is less than 0.05%.
(15)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(16)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,515,941	EUR	1,273,171	State Street Bank and Trust Company	2/26/21	$ —	$(41,303)
						$ —	$(41,303)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	125	Long	3/31/21	$27,622,070	$27,135
U.S. 5-Year Treasury Note	156	Long	3/31/21	19,681,594	8,607
U.S. Long Treasury Bond	69	Long	3/22/21	11,949,938	(110,098)
U.S. Ultra-Long Treasury Bond	143	Long	3/22/21	30,539,437	(424,530)
U.S. Ultra 10-Year Treasury Note	(182)	Short	3/22/21	(28,457,406)	87,825
					$(411,061)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$1,500,000

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Companies and Funds
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission. There are certain potential points of affiliation between the Fund and CIC. Calvert Research and Management (CRM) has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At December 31, 2020, the value of the Fund's investment in the Notes and affiliated funds was $24,968,650, which represents 3.7% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ —	$ 1,500,000	$ —	$ —	$(54,030)	$ 1,445,970	$1,000	$ 1,500,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	19,594,365	55,594,735	(51,666,420)	(1,156)	1,156	23,522,680	5,925	23,520,328
Totals				$(1,156)	$(52,874)	$24,968,650	$6,925

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$77,690,472	$—	$77,690,472
Collateralized Mortgage Obligations	—	26,718,417	—	26,718,417
Commercial Mortgage-Backed Securities	—	30,279,695	—	30,279,695
Common Stocks	2,480,850	—	—	2,480,850
Convertible Bonds	—	6,206,993	—	6,206,993
Corporate Bonds	—	444,932,016	—	444,932,016
High Social Impact Investments	—	1,445,970	—	1,445,970
Preferred Stocks	19,132,138	—	—	19,132,138
Senior Floating-Rate Loans	—	26,624,335	—	26,624,335
Taxable Municipal Obligations	—	2,981,961	—	2,981,961
U.S. Treasury Obligations	—	25,752,412	—	25,752,412
Short-Term Investments:
Other	—	23,522,680	—	23,522,680
Securities Lending Collateral	5,624,572	—	—	5,624,572
Total Investments	$27,237,560	$666,154,951	$ —	$693,392,511
Futures Contracts	$123,567	$ —	$ —	$123,567
Total	$27,361,127	$666,154,951	$ —	$693,516,078

Calvert
Income Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(41,303)	$ —	$(41,303)
Futures Contracts	(534,628)	—	—	(534,628)
Total	$(534,628)	$(41,303)	$ —	$(575,931)
Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.